Finance Income and Costs - Summary of Analysis of Finance Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income [Abstract]
Interest income from financial institutions	€ 474	€ 711	€ 29
Other interest income	355	230	839
Total	€ 829	€ 941	€ 868